UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

EQ PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices) (Zip code)

SHANE DALY, ESQ.

Executive Vice President and

General Counsel

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2022 - June 30, 2023

Item 1.	Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10509
Reporting Period: 07/01/2022 - 06/30/2023
EQ Premier VIP Trust

====================== EQ/Aggressive Allocation Portfolio ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== EQ/Conservative Allocation Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== EQ/Conservative-Plus Allocation Portfolio ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= EQ/Core Plus Bond Portfolio ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= EQ/Moderate Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== EQ/Moderate-Plus Allocation Portfolio =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2015 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2025 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2035 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2045 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Target 2055 Allocation Portfolio =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Premier VIP Trust

By:	/s/ Steven M. Joenk
Name:	Steven M. Joenk
Title:	Chief Executive Officer
Date:	August 30, 2023